Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Weighted average number of ordinary shares outstanding – diluted	60,670,198	55,500,000
Net loss per ordinary share – diluted	$ (0.20)	$ (0.01)